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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                      	Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Cash Reserves Fund
            Schedule of Investments  3/31/06

Principal
Amount                                                           Value
            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9 %
            Banks - 1.9 %
            Thrifts & Mortgage Finance - 1.9 %
14,680,383  Federal Home Loan Mortgage Corporation, Floating Rat$14,680,383
            Total Banks                                         $14,680,383
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS           $14,680,383
            (Cost   $14,680,383)

            CORPORATE BONDS - 68.8 %
            Capital Goods - 2.7 %
            Construction & Farm Machinery & Heavy Trucks - 2.7 %
21,500,000  Catepillar, Inc., 5.95%, 5/1/06                     $21,536,698
            Total Capital Goods                                 $21,536,698
            Commercial Services & Supplies - 0.9 %
            Office Services & Supplies - 0.9 %
7,000,000   Pitney Bowes, Inc., 5.875%, 5/1/06                  $7,011,457
            Total Commercial Services & Supplies                $7,011,457
            Automobiles & Components - 6.1 %
            Automobile Manufacturers - 6.1 %
48,000,000  Toyota Motor Credit, Floating Rate Note, 6/23/06    $48,002,018
            Total Automobiles & Components                      $48,002,018
            Food & Drug Retailing - 3.9 %
            Hypermarkets & Supercenters - 3.9 %
30,600,000  Wal-Mart Stores Floating Rate Note, 3/28/07         $30,587,904
            Total Food & Drug Retailing                         $30,587,904
            Pharmaceuticals & Biotechnology - 6.1 %
            Pharmaceuticals - 6.1 %
11,266,000  Abbott Laboratories, 5.625%, 7/1/06                 $11,304,560
37,000,000  Pfizer Investment Capital, Floating Rate Note, 4/13/037,000,000
                                                                $48,304,560
            Total Pharmaceuticals & Biotechnology               $48,304,560
            Banks - 13.1 %
            Diversified Banks - 13.1 %
8,000,000   Bank of America Corp., Floating Rate Note, 8/10/06  $8,000,303
39,500,000  BNP Paribas, Floating Rate Note, 12/26/06 (144A)     39,500,582
20,000,000  Credit Suisse New York, Floating Rate Note, 9/26/06  19,998,106
4,000,000   JP Morgan Chase & Co., 5.625%, 8/15/06               4,020,687
6,500,000   Bank of America Corp., 7.125%, 5/1/06                6,516,481
8,000,000   Wells Fargo Co., 7.125%, 8/15/06                     8,083,924
4,960,000   Wells Fargo & Co., Floating Rate Note, 6/12/06       4,961,000
13,000,000  Wells Fargo & Co., 3.5%, 9/15/06                     13,007,786
                                                                $104,088,869
            Total Banks                                         $104,088,869
            Diversified Financials - 34.4 %
            Consumer Finance - 9.9 %
14,500,000  SLM Corp., Floating Rate Note, 4/25/06              $14,501,592
24,600,000  SLM Corp., Floating Rate Note, 4/20/07               24,603,530
14,000,000  American Express, Floating Rate Note, 6/13/06        14,001,054
7,000,000   American Express, Floating Rate Note, 3/5/07         7,000,000
18,065,000  American General Finance, 5.875%, 7/14/06            18,149,261
                                                                $78,255,437
            Investment Banking & Brokerage - 10.3 %
3,000,000   Citigroup Global Markets, Float Rate Note, 7/25/06  $3,001,506
15,000,000  Citigroup Global Markets, Floating Rate Note, 2/23/0715,022,425
10,000,000  Credit Suisse First Boston, Floating Rate Note, 6/19/10,006,315
3,000,000   Lehman Brothers Holdings, 6.25%, 5/15/06             3,008,676
3,500,000   Lehman Brothers Holdings, Floating Rate, 4/20/07     3,505,206
7,375,000   Merrill Lynch & Co. Floating Rate Note, 12/22/06     7,383,427
10,000,000  Merrill Lynch & Co. Floating Rate Note, 3/2/07       10,000,000
6,105,000   Merrill Lynch & Co. Floating Rate Note, 5/22/06      6,108,581
4,000,000   Merrill Lynch & Co., Floating Rate Note, 6/16/06     4,000,617
9,000,000   Morgan Stanley Dean Witter, 6.1%, 4/15/06            9,006,714
10,000,000  Morgan Stanley, Floating Rate Note, 11/24/06         10,010,726
                                                                $81,054,193
            Other Diversified Finance Services - 1.3 %
10,100,000  Citigroup Inc., Floating Rate Note, 5/19/06         $10,100,795
                                                                $10,100,795
            Specialized Finance - 12.9 %
2,000,000   Caterpillar Financial Service Corp., Floating Rate N$2,000,286
2,000,000   CIT Group Inc., Floating Rate Note, 2/15/07          2,003,496
15,000,000  CIT Group Inc., Floating Rate Note, 5/12/06          15,000,031
1,000,000   CIT Group Inc., Floating Rate Note, 6/7/06           1,000,369
8,000,000   CIT Group Inc., Floating Rate Note, 8/18/06          8,001,116
18,000,000  GE Capital Corp., Floating Rate, 4/17/07             18,000,000
3,700,000   GE Capital Corp., Floating Rate, Extendable          3,700,000
18,000,000  General Electric Capital Corp., Floating Rate Note, 118,008,352
12,450,000  National Rural Utilities, 6.0%, 5/15/06              12,476,254
10,000,000  PACCAR Financial Corp., Floating Rate Note, 4/26/06  9,999,581
13,000,000  PACCAR Financial Corp., Floating Rate Note, 5/17/06  12,999,238
                                                                $103,188,723
            Total Diversified Financials                        $272,599,148
            Insurance - 1.0 %
            Life & Health Insurance - 1.0 %
8,000,000   Met Life Global Funding I, Floating Rate Note, 3/28/$8,006,714
            Total Insurance                                     $8,006,714
            Technology Hardware & Equipment - 0.6 %
            Computer Hardware - 0.6 %
5,000,000   IBM Corp., Floating Rate Notes, Extendable          $5,000,000
            Total Technology Hardware & Equipment               $5,000,000
            TOTAL CORPORATE BONDS                               $545,137,368
            (Cost   $545,137,365)

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2 %
            Banks - 5.2 %
            Thrifts & Mortgage Finance - 5.2 %
41,000,000  Freddie Mac, Floating Rate Note, 1/26/07            $41,000,000
            Total Banks                                         $41,000,000
            TOTAL U.S. GOVERNMENT AND ANGECY OBLIGATIONS        $41,000,000
            (Cost   $41,000,000)

            TEMPORARY CASH INVESTMENTS - 25.1 %
            Commercial Paper - 25.1 %
15,000,000  Barclays Capital, 4.63%, 4/13/06                    $14,980,708
20,000,000  Barclays Capital, 4.74%, 4/28/06                     19,934,167
15,000,000  Caterpillar, 4.55%, 4/5/06                           14,996,208
20,000,000  FHBL, 4.60%, 4/3/06                                  20,000,000
15,000,000  Gannett Co., Inc. 4.7%, 4/19/06 (144A)               14,968,667
7,500,000   Hershey Foods Corp. 4.74%, 4/6/06 (144A)             7,497,038
15,000,000  Metlife Funding Corp., 4.76%, 4/27/06 (144A)         14,953,100
20,000,000  National Rural Utilities, 4.74%, 4/24/06             19,944,700
15,000,000  Proctor & Gamble, 4.59%, 4/17/06 (144A)              14,973,225
10,000,000  Proctor & Gamble, 4.6%, 4/18/06 (144A)               9,980,833
15,000,000  Prudential Funding LLC 4.69%, 4/20/06                14,966,779
15,000,000  Prudential Funding, 4.72%, 4/28/06                   14,950,833
9,300,000   UBS, 4.45%, 4/3/06                                   9,300,000
7,500,000   UBS Finance LLC, 4.77%, 4/7/06                       7,496,022
            Total Commercial Paper                              $198,942,280
            (Cost   $198,942,280)

            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $198,942,280)                               $198,942,280
            TOTAL INVESTMENT IN SECURITIES - 101.0%
            (Cost   $843,596,259)                               $799,760,031
            OTHER ASSETS AND LIABILITIES - (1.0)%               $(7,677,481)

            TOTAL NET ASSETS - 100.0%                           $792,082,550

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
            Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2006, the value of these securities amounted to
            $146,880,159 or 18.5% of net assets.

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $843,596,259 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost           $-

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value            -

            Net unrealized gain                                 $-




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.